UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Millions	Total	Share capital	Share premium [1]	Share-based compensation reserves [1]	Foreign currency translation reserve [1]	Retained accumulated losses [1]
Beginning balance at Dec. 31, 2024	$ 1,040.6	$ 0.1	$ 2,696.0	$ 74.4	$ (68.2)	$ (1,661.7)
Loss for the period	(101.0)					(101.0)
Other comprehensive (loss) income
Exchange differences on translation of foreign operations	60.7				60.7
TOTAL COMPREHENSIVE LOSS	(40.3)				60.7	(101.0)
Exercise of share options	1.5		2.4	(0.9)
Reclassification of vested restricted share units	0.0		14.5	(14.5)
Equity-settled share-based compensation expense	15.9			15.9
Ending balance at Mar. 31, 2025	1,017.7	0.1	2,712.9	74.9	(7.5)	(1,762.7)
Other comprehensive (loss) income
Reserves	1,017.6
Reserves	1,002.0
Beginning balance at Dec. 31, 2025	1,002.1	0.1	2,750.3	88.0	122.2	(1,958.5)
Loss for the period	(54.3)					(54.3)
Other comprehensive (loss) income
Exchange differences on translation of foreign operations	0.5				0.5
TOTAL COMPREHENSIVE LOSS	(53.8)				0.5	(54.3)
Exercise of share options	0.1		0.2	(0.1)
Reclassification of vested restricted share units	0.0		30.4	(30.4)
Equity-settled share-based compensation expense	19.3			19.3
Ending balance at Mar. 31, 2026	967.7	$ 0.1	$ 2,780.9	$ 76.8	$ 122.7	$ (2,012.8)
Other comprehensive (loss) income
Reserves	$ 967.6

[1]	These reserve accounts comprise the consolidated reserves of $967.6 million and $1,017.6 million in the consolidated statements of financial position as at March 31, 2026 and 2025, respectively